Intangible Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Asset [Line Items]
Acquisition of intangible asset	$ 4,861
Amortized over period	10 years
Impairment to its intangible asset	$ 115	$ 1,344	$ 1,042